Property, Plant and Equipment - Summary of Provision for Obsolescence of Materials and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	$ 17,510	$ 16,003
Amount at end of year	17,712	17,510	$ 16,003
Provision for Obsolescence of Materials and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	151	123	134
Increases charged to profit or loss	24	30	6
Decreases charged to profit or loss			(16)
Applications due to utilization	(4)	(1)	(1)
Translation differences	(2)	(1)
Adjustment for inflation	2
Amount at end of year	$ 171	$ 151	$ 123